Intangible assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Intangible assets
15.	Intangible assets
The movements in intangible assets for the years ended December 31, 2021 and 2020 have been as follows:

(in €‘000)	Software	Internally developed software	Total
Cost	1,012	7,175	8,187
Accumulated amortization and impairment	(641)	(2,586)	(3,227)
Carrying amount at January 1, 2020	371	4,589	4,960
Movements in 2020
Additions	160	2,627	2,787
Disposals	—	—	—
Amortization	(333)	(3,404)	(3,737)
Amortization of disposals	—	—	—
Impairments	—	—	—
Reclassifications	—	—	—
Carrying amount at December 31, 2020	198	3,812	4,010
Cost	1,172	9,802	10,974
Accumulated amortization and impairment	(974)	(5,990)	(6,964)
Carrying amount at December 31, 2020	198	3,812	4,010
Movements in 2021
Additions	4,034	3,009	7,043
Disposals	—	—	—
Amortization	(97)	(2,623)	(2,720)
Amortization of disposals	—	—	—
Impairments	—	—	—
Reclassifications	—	—	—
Carrying amount at December 31, 2021	4,135	4,198	8,333
Cost	5,206	12,811	18,017
Accumulated amortization and impairment	(1,071)	(8,613)	(9,684)
Carrying amount at December 31, 2021	4,135	4,198	8,333
Internally developed software
Internally developed software comprises the Group’s internally developed EV Cloud platform. As at December 31, 2021, the remaining amortization period was one to three years (December 31, 2020: one to three years, December 31, 2019: one to three years).